TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Tax Charge
The tax charge comprises:

	2025	2024	2023
	£m	£m	£m
Corporation tax
Current year	354	466	433
Prior years	(35)	(42)	(86)
	319	424	347
Deferred tax
Current year	(38)	6	(197)
Prior years	22	(28)	(1)
	(16)	(22)	(198)
Tax charge	303	402	149

Summary of Tax Charge Reconciled to Profit Before Taxation
The tax charge for the year can be reconciled to profit before taxation in the consolidated income statement as follows:

	2025	2024	2023
	£m	£m	£m
Profit before taxation	131	1,031	346
Tax at the corporation tax rate of 25.0%[1]	33	258	81
Tax effect of earnings from associates	(9)	(9)	(15)
Irrecoverable withholding taxes	31	29	35
Tax effect of items that are not deductible in determining taxable profits	59	101	39
Tax effect of non-deductible goodwill impairment	166	65	16
Effect of different tax rates in subsidiaries operating in other jurisdictions	10	18	42
Origination and reversal of unrecognised temporary differences	5	(10)	9
Tax losses not recognised or utilised in the year	32	21	44
Utilisation of tax losses not previously recognised	(12)	(6)	(15)
Net release of prior year provisions in relation to acquired businesses	(1)	—	(4)
Other prior year adjustments	(12)	(70)	(83)
Impact of OECD Pillar Two income taxes	1	5	—
Tax charge	303	402	149
Effective tax rate on profit before tax	231.3%	39.0%	43.1%
Note
1As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 25.0% (2024: 25.0%, 2023: 23.5%)